Financial Instruments (Narrative) (Details) - EUR (€) € in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash and cash equivalents		€ 66,845	€ 44,509	€ 36,882	€ 23,962
Marketable Securities		1,761	2,242
Short-term restricted cash			22,162
Non-current restricted cash		9,931	10,956
Trade receivables		382	805
Revenue receivables		3,420	1,075
Government authorities receivables		€ 3,232	€ 781
Talasol [Member]
Disclosure of financial assets [line items]
Output percentage of financial power swap	80.00%
Period of financial power swap	10 years